INVESTMENTS (FIXED MATURITIES AVAILABLE FOR SALE) (DETAILS) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Investments In Fixed Maturity Securities Other Disclosure [Abstract]
Available-for-sale Securities, Amortized Cost Basis	$ 30,743	$ 30,227
Investment Income Investment Expense	(50)	(55)	(56)
Trading Securities, Cost	2,265	1,014
Trading Securities, Fair Value Disclosure	2,309	982
Separate Account Equity Investment Carrying Value	58	48
Separate Account Equity Investment Cost	57	50
Equity Securities, Carrying Value	24	19
Equity Securities, Amortized Cost	23	18
Net Realized and Unrealized Gain (Loss) on Trading Securities	69	(42)	39
Subprime residential mortgage loans [Member]
Investments In Fixed Maturity Securities Other Disclosure [Abstract]
Other Investments and Securities, at Cost	17	23
Alt residential mortgage loans [Member]
Investments In Fixed Maturity Securities Other Disclosure [Abstract]
Other Investments and Securities, at Cost	11	13
Corporate Debt Securities [Member]
Available For Sale Securities Continuous Unrealized Loss Position [Line Items]
Less than Twelve Months, Fair Value	562	1,910
Less than 12 Months, Gross unrealized Losses	(5)	(96)
12 Months or Longer, Fair Value	208	389
12 Months or Longer, Gross unrealized Losses	(15)	(51)
Total Fair Value	770	2,299
Total Gross unrealized losses	(20)	(147)
Investments In Fixed Maturity Securities Other Disclosure [Abstract]
Debt Securities Exposure In Single Issuer Of Total Investments	138	139
Available-for-sale Securities, Amortized Cost Basis	20,854	21,444
US Government Agencies Debt Securities [Member]
Available For Sale Securities Continuous Unrealized Loss Position [Line Items]
Less than Twelve Months, Fair Value	513	149
Less than 12 Months, Gross unrealized Losses	(1)	0
12 Months or Longer, Fair Value	0	0
12 Months or Longer, Gross unrealized Losses	0	0
Total Fair Value	513	149
Total Gross unrealized losses	(1)	0
Investments In Fixed Maturity Securities Other Disclosure [Abstract]
Available-for-sale Securities, Amortized Cost Basis	4,664	3,598
US States and Political Subdivisions Debt Securities [Member]
Available For Sale Securities Continuous Unrealized Loss Position [Line Items]
Less than Twelve Months, Fair Value	20	0
Less than 12 Months, Gross unrealized Losses	0	0
12 Months or Longer, Fair Value	0	18
12 Months or Longer, Gross unrealized Losses	0	(2)
Total Fair Value	20	18
Total Gross unrealized losses	0	(2)
Investments In Fixed Maturity Securities Other Disclosure [Abstract]
Available-for-sale Securities, Amortized Cost Basis	445	478
Foreign Government Debt Securities [Member]
Available For Sale Securities Continuous Unrealized Loss Position [Line Items]
Less than Twelve Months, Fair Value	6	30
Less than 12 Months, Gross unrealized Losses	0	(1)
12 Months or Longer, Fair Value	2	5
12 Months or Longer, Gross unrealized Losses	0	0
Total Fair Value	8	35
Total Gross unrealized losses	0	(1)
Investments In Fixed Maturity Securities Other Disclosure [Abstract]
Available-for-sale Securities, Amortized Cost Basis	454	461
Commercial Mortgage Backed Securities [Member]
Available For Sale Securities Continuous Unrealized Loss Position [Line Items]
Less than Twelve Months, Fair Value	7	79
Less than 12 Months, Gross unrealized Losses	(3)	(27)
12 Months or Longer, Fair Value	805	781
12 Months or Longer, Gross unrealized Losses	(288)	(384)
Total Fair Value	812	860
Total Gross unrealized losses	(291)	(411)
Investments In Fixed Maturity Securities Other Disclosure [Abstract]
Available-for-sale Securities, Amortized Cost Basis	1,175	1,306
Residential Mortgage Backed Securities [Member]
Available For Sale Securities Continuous Unrealized Loss Position [Line Items]
Less than Twelve Months, Fair Value	27	0
Less than 12 Months, Gross unrealized Losses	0	0
12 Months or Longer, Fair Value	1	1
12 Months or Longer, Gross unrealized Losses	0	0
Total Fair Value	28	1
Total Gross unrealized losses	0	0
Investments In Fixed Maturity Securities Other Disclosure [Abstract]
Available-for-sale Securities, Amortized Cost Basis	1,864	1,556
Asset-backed Securities [Member]
Available For Sale Securities Continuous Unrealized Loss Position [Line Items]
Less than Twelve Months, Fair Value	8	49
Less than 12 Months, Gross unrealized Losses	0	0
12 Months or Longer, Fair Value	36	44
12 Months or Longer, Gross unrealized Losses	(5)	(11)
Total Fair Value	44	93
Total Gross unrealized losses	(5)	(11)
Investments In Fixed Maturity Securities Other Disclosure [Abstract]
Available-for-sale Securities, Amortized Cost Basis	175	260
Redeemable Preferred Stock [Member]
Available For Sale Securities Continuous Unrealized Loss Position [Line Items]
Less than Twelve Months, Fair Value	143	341
Less than 12 Months, Gross unrealized Losses	(1)	(28)
12 Months or Longer, Fair Value	327	325
12 Months or Longer, Gross unrealized Losses	(10)	(86)
Total Fair Value	470	666
Total Gross unrealized losses	(11)	(114)
Investments In Fixed Maturity Securities Other Disclosure [Abstract]
Available-for-sale Securities, Amortized Cost Basis	1,089	1,106
Fixed Maturities [Member]
Available For Sale Securities Continuous Unrealized Loss Position [Line Items]
Less than Twelve Months, Fair Value	1,286	2,558
Less than 12 Months, Gross unrealized Losses	(10)	(152)
12 Months or Longer, Fair Value	1,379	1,563
12 Months or Longer, Gross unrealized Losses	(318)	(534)
Total Fair Value	2,665	4,121
Total Gross unrealized losses	(328)	(686)
Investments In Fixed Maturity Securities Other Disclosure [Abstract]
Debt Securities Exposure In Single Issuer Greater Than Stated Percentage Of Total Investments	0.30%
Available-for-sale Securities, Amortized Cost Basis	30,720	30,209
Accumulated Other Comprehensive Income Unrealized Gain Loss On Available For Sale Securities	2,888	1,784
The carrying value of fixed maturities non-income producing	17
Fixed Maturities [Member] | Other Than Investment Grade [Member] | External Credit Rating, Non Investment Grade [Member]
Investments In Fixed Maturity Securities Other Disclosure [Abstract]
Available-for-sale Securities, Amortized Cost Basis Other Than Investment Grade	2,095	2,179
Percentage Of Available For Sale Securities	6.80%	7.20%
Accumulated Other Comprehensive Income Unrealized Gain Loss On Available For Sale Securities	$ 224	$ 455